Note 7 - Loans Payable (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Repayments of borrowings	$ 30,000	$ (0)	$ (0)
Gain (loss) on forgiveness of debt	0	$ 184,813	$ (93,658)
Canada Emergency Business Account loan [member]
Statement Line Items [Line Items]
Total borrowings				$ 40,000
Borrowings, interest rate				5.00%
Repayments of borrowings	30,000
Gain (loss) on forgiveness of debt	$ 10,000